Revenue (Tables)	9 Months Ended
Sep. 30, 2019
Revenue
Schedule of other revenue

	Three months	Nine months	Three months	Nine months
	ended	ended	ended	ended
	September 30,	September 30,	September 30,	September 30,
	2018	2018	2019	2019
Cash and settlement service fees	865	1,953	296	1,095
Installment cards related fees	83	152	331	728
Other revenue	27	345	172	364
Total Other revenue	975	2,450	799	2,187

Schedule of interest expense/(income), net

	Nine months ended
	September 30,	September 30,
	2018	2019
Interest revenue calculated using the effective interest rate	(1,084)	(2,651)
Interest expense classified as part of cost of revenue	60	520
Interest income and expenses from non-banking loans classified separately in the consolidated statement of comprehensive income	(14)	18
Interest income, net, for the purposes of consolidated cash flow statement	(1,038)	(2,113)